Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

Income tax expense for 2017, 2016 and 2015 consisted of the following:

	2017	2016	2015
	(Amounts in thousands)
Current tax expense:
Federal	$7,126	$6,826	$6,007
State	1,093	1,564	1,026
	8,219	8,390	7,033
Deferred tax expense (benefit)	4,170	305	(190)
Income tax expense	$12,389	$8,695	$6,843

The components of the net deferred tax asset at December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
	(Amounts in thousands)
Deferred tax assets:
Allowance for loan losses	$4,102	$5,845	$6,068
Depreciation	—	268	280
Supplemental Executive Retirement Plan ("SERP")	1,216	1,511	1,343
OREO writedowns	1,359	1,839	1,894
OTTI write down on securities	—	65	65
Nonaccrued interest	686	1,806	2,048
Partnership Income	—	76	71
Non-qualified stock options	26	25	—
Write-down on partnership investment	120	181	—
Unrealized loss	50	233	110
Accrued bonus	3	—	—
	7,562	11,849	11,879
Valuation allowance	(120)	(181)	—
Deferred tax Liabilities:
Depreciation	(173)	—	—
Partnership Income	(19)	—	—
Deferred loan costs	(830)	(922)	(951)
Net deferred tax asset	$6,420	$10,746	$10,928

A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2017, 2016 and 2015 is as follows:

	2017	2016	2015
	(Amounts in thousands)
At Federal statutory rate	$8,480	$9,397	$6,387
Adjustments resulting from:
State income taxes, net of Federal tax benefit	852	1,009	854
Non-controlling interest	11	(147)	(423)
Tax exempt income	(34)	(32)	(31)
BOLI	(228)	(246)	(121)
Stock compensation	(18)	—	—
Nondeductible expenses	3	1	4
Tax credit	—	(1,532)	—
Increase in Valuation reserve	—	164	—
Impact of Federal Tax Reform	3,204	—	—
Other	119	81	173
	$12,389	$8,695	$6,843

Management has evaluated the Company’s tax positions and concluded that the Company has taken no uncertain tax positions that require adjustments to the financial statements. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal or local tax authorities for years before 2014, and by the State of New Jersey for years before 2013. The Company recorded a valuation allowance relating to the write down of a partnership investment. Management has concluded that these capital losses will not be realizable once incurred.

The Company recorded income tax expense of $12.4 million on income before taxes of $24.2 million on for the year ended December 31, 2017, resulting in an effective tax rate of 51.1%, compared to income tax expense of $8.7 million on income before taxes of $27.6 million for the same period of 2016, resulting in an effective tax rate of 31.5%. The increase is a result of the enactment of the Tax Cuts and Jobs Act on December 22, 2017, the Company was required to re-value its net deferred tax asset (“DTA”). The DTA was written down by $3.2 million, due to the reduced tax rate, a non-recurring charge to provision for income taxes during the quarter.